Schedule of changes in carrying amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year	$ 1,620,158	$ 2,213,460
Acquisition (Note 9)			2,213,460
Beginning of year	$ 1,620,158	$ 2,213,460	$ 2,213,460